CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions					3 Months Ended							4 Months Ended	12 Months Ended
	Dec. 07, 2017	Sep. 07, 2017	May 11, 2017	Feb. 09, 2017	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 09, 2016	Jun. 17, 2016	Mar. 25, 2016	Dec. 30, 2016	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
REVENUES
Sale of vacation ownership products													$ 757	$ 623	$ 693
Resort management and other services													279	278	269
Financing													135	127	125
Rental													262	252	260
Cost reimbursements													750	720	720
TOTAL REVENUES					$ 562	$ 530	$ 563	$ 528	$ 484	$ 452	$ 442	$ 622	2,183	2,000	2,067
EXPENSES
Cost of vacation ownership products													194	163	218
Marketing and sales													395	340	317
Resort management and other services													155	157	163
Financing													18	19	21
Rental													223	212	211
General and administrative													110	105	106
Litigation settlement													4	(1)	0
Organizational and separation related													0	0	1
Consumer financing interest													25	24	25
Royalty fee													63	61	59
Impairment													0	0	1
Cost reimbursements													750	720	720
TOTAL EXPENSES					504	461	489	483	418	416	424	542	1,937	1,800	1,842
Gains and other income, net													6	11	10
Interest expense													(10)	(9)	(13)
Other													(2)	(4)	(8)
INCOME BEFORE INCOME TAXES													240	198	214
Provision for income taxes													(5)	(76)	(87)
NET INCOME					$ 112	$ 47	$ 48	$ 28	$ 41	$ 25	$ 7	$ 49	$ 235	$ 122	$ 127
EARNINGS PER SHARE
Basic earnings per share (in usd per share)					$ 4.21	$ 1.74	$ 1.76	$ 1.02	$ 1.51	$ 0.90	$ 0.23	$ 1.79	$ 8.70	$ 4.37	$ 4.04
Diluted earnings per share (in usd per share)					$ 4.10	$ 1.70	$ 1.72	$ 1.00	$ 1.48	$ 0.89	$ 0.23	$ 1.75	8.49	4.29	3.95
Cash dividends declared per share of common stock (in usd per share)	$ 0.40	$ 0.35	$ 0.35	$ 0.35									$ 1.45	$ 1.25	$ 1.05